January 25, 2010

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:

Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio, the Calvert VP S&P MidCap 400 Index Portfolio and the Calvert VP EAFE International Index Portfolio, currently the Summit Russell 2000 Small Cap Index Portfolio, the Summit S&P MidCap 400 Index Portfolio and the Summit EAFE International Index Portfolio, respectively, each a series of Summit Mutual Funds, Inc. (File No. 333-163971)

Ms. Roberts:

In response to our conversation on Friday, January 15, 2010, I am filing a pre-effective amendment to the Form N-14 for the reorganization of (i) the Ameritas Small Company Equity Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio, (ii) the Ameritas MidCap Growth Portfolio into the Calvert VP S&P MidCap 400 Index Portfolio and (iii) the CVS Social International Equity Portfolio into the Calvert VP EAFE International Index Portfolio. Capitalized terms used in this letter have the meaning assigned thereto in the Registration Statement.

The revised documents include the following revisions in response to your comments:

  a reformatted chart under "Synopsis--Overview of Portfolios Subject to Transaction";
  revised disclosure under "Synopsis--Investment Objectives and Principal Investment Strategies--Principal Investment Strategies" to more clearly identify the material differences between the Merging Portfolio and the applicable Acquiring Portfolio;
  new disclosure under "Synopsis--Investment Objectives and Principal Investment Strategies--Sale of Merging Portfolio Securities" regarding the percentage and dollar amount of Merging Portfolio portfolio securities that are expected to be liquidated and reinvested as a result of each Reorganization;
  revised disclosure under "Synopsis--Fundamental Investment Restrictions" to more clearly identify the material differences between the Merging Portfolio and the Acquiring Portfolio;
  additional disclosure in footnote 2 to the Annual Fund Operating Expenses table for both the MidCap Reorganization and the International Reorganization relating to the advisory and subadvisory fees payable following the subadvisor replacements for Ameritas MidCap and CVS Social International on December 10, 2009;
  an extension of the contractual limit on direct net annual fund operating expenses relating to Ameritas Small Company and Ameritas MidCap from April 30, 2010 to April 30, 2011;
  a reformatted chart under "Information About Each Reorganization--Effect of the Reorganizations on Capital Loss Carryforwards";
  additional disclosure in the Part B regarding (a) for each Reorganization, the net asset value and the number of shares outstanding of the Merging Portfolio, the Acquiring Portfolio and the pro forma combined portfolio as of June 30, 2009, (b) the exchange ratio as of June 30, 2009 for each Reorganization (as presented in the applicable capitalization table in Part A), (c) the percentage and dollar amount of Merging Portfolio portfolio securities that are expected to be liquidated and reinvested as a result of each Reorganization, and (d) the cost of each reorganization and the person(s) that will bear those costs; and
  revised Powers of Attorney specifically authorizing the filing of the Registration Statement on Form N-14 for Summit Mutual Funds, Inc. (File No. 333-163971).

On behalf of Registrant, I acknowledge that:

Summit Mutual Funds, Inc. is responsible for the adequacy and accuracy of the disclosure in the filings;

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

Summit Mutual Funds, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Group, Ltd.